Seasonality	6 Months Ended
Jun. 30, 2024
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Seasonality
Note 4: Seasonality
The Company’s revenues and operating profit on a consolidated basis do not tend to be significantly impacted by seasonality as it records a large portion of its revenues ratably over the contract term and its costs are generally incurred evenly throughout the year. However, the Company’s revenues from quarter to consecutive quarter can be impacted by seasonality, particularly in the Company’s Tax & Accounting business, where revenues tend to be concentrated in the first and fourth quarters.